Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		$ 80,734,468	$ 79,211,785
Fair value through income		37,111	41,223
Derivative investments		591,609	721,736
Equity securities, available-for-sale		68,611	6,226
Equity securities, trading		292,816	314,023
Corporate-owned life insurance		316,926	312,419
Separate account assets		28,243,123	30,789,371
Total assets accounted for at fair value		110,284,664	111,396,783
Liabilities accounted for at fair value:
Derivative liabilities		350,321	448,220
Separate account liabilities		28,243,123	30,789,371
Reserves at fair value	[1]	18,096,009	17,052,283
Total liabilities accounted for at fair value		46,689,453	48,289,874
U.S. Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		1,755,324	1,232,954
Agencies not backed by the full faith and credit of the U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		10,514	145,350
States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		8,998,534	7,540,942
Foreign government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		272,167	311,675
Public utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		6,222,198	6,328,249
Corporate securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		50,946,485	49,497,457
Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		12,497,799	14,097,897
Collateralized mortgage obligations
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		10,283	12,032
Collateralized debt obligations
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		21,164	45,229
Fair Value, Inputs, Level 1
Assets accounted for at fair value:
Fair value through income		37,111	41,223
Derivative investments			32
Equity securities, available-for-sale		68,611	6,226
Equity securities, trading		269,956	286,971
Separate account assets		28,243,123	30,789,371
Total assets accounted for at fair value		30,374,125	32,356,777
Liabilities accounted for at fair value:
Separate account liabilities		28,243,123	30,789,371
Total liabilities accounted for at fair value		28,243,123	30,789,371
Fair Value, Inputs, Level 1 | U.S. Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		1,755,324	1,232,954
Fair Value, Inputs, Level 2
Assets accounted for at fair value:
Derivative investments		589,259	710,121
Equity securities, trading		22,860	27,052
Corporate-owned life insurance		316,926	312,419
Total assets accounted for at fair value		72,776,650	73,213,955
Liabilities accounted for at fair value:
Derivative liabilities		316,509	447,463
Total liabilities accounted for at fair value		316,509	447,463
Fair Value, Inputs, Level 2 | Agencies not backed by the full faith and credit of the U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		10,514	145,350
Fair Value, Inputs, Level 2 | States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		8,998,035	7,540,942
Fair Value, Inputs, Level 2 | Foreign government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		238,794	277,528
Fair Value, Inputs, Level 2 | Public utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		5,572,340	5,807,050
Fair Value, Inputs, Level 2 | Corporate securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		44,574,746	44,284,896
Fair Value, Inputs, Level 2 | Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		12,442,893	14,096,565
Fair Value, Inputs, Level 2 | Collateralized mortgage obligations
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		10,283	12,032
Fair Value, Inputs, Level 3
Assets accounted for at fair value:
Derivative investments		2,350	11,583
Total assets accounted for at fair value		7,133,889	5,826,051
Liabilities accounted for at fair value:
Derivative liabilities		33,812	757
Reserves at fair value	[1]	18,096,009	17,052,283
Total liabilities accounted for at fair value		18,129,821	17,053,040
Fair Value, Inputs, Level 3 | States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		499
Fair Value, Inputs, Level 3 | Foreign government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		33,373	34,147
Fair Value, Inputs, Level 3 | Public utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		649,858	521,199
Fair Value, Inputs, Level 3 | Corporate securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		6,371,739	5,212,561
Fair Value, Inputs, Level 3 | Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		54,906	1,332
Fair Value, Inputs, Level 3 | Collateralized debt obligations
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		$ 21,164	$ 45,229

[1]	Reserves at fair value are reported in Account balances and future policy benefit reserves on the Consolidated Balance Sheets.